Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 01, 2010 EUR (€)
Interest expense	$ 0.2	$ 0.4	$ 0.5	$ 0.8
Promissory Notes [Member]
Debt Instrument, aggregate face value						$ 7.4	$ 10.0
CFL Ventures [Member] | Promissory Notes [Member]
Debt Instrument, aggregate face value							$ 20.0
Effective interest rate					4.70%	4.70%	4.70%
CFL Ventures [Member] | Promissory Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt instrument, maturity date			Jan. 01, 2023
CFL Ventures [Member] | Promissory Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt instrument, maturity date			Jan. 01, 2024
Barclays Bank Plc [Member]
Effective interest rate					4.00%	4.00%	4.00%
Line of credit, maximum amount						$ 0.0		$ 0.0
Line of credit facility, maximum borrowing capacity | €					€ 0.2
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member]
Long-term debt, gross						$ 0.1			€ 0.3